Earnings per share - Basic earnings per share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Earnings per share [abstract]
(Loss) / Profit from operations attributable to equity holders of the Group	$ (24,622)	$ 13,198		$ 11,568
Weighted average number of shares in issue (in shares)	116,637	120,599		121,421
Basic earnings / (loss) per share (in dollars per share)	$ (0.211)	$ 0.109	[1]	$ 0.095	[1]

[1]	Prior periods have been recast to reflect the Company's change in accounting policy for Investment properties as described in Note 33.